Transactions and Balances with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) persons	Dec. 31, 2016 USD ($) persons	Dec. 31, 2015 USD ($) persons
Transactions and Balances with Related Parties [abstract]
Salaries, management and consulting fees and other short-term benefits	$ 373	$ 407	$ 487
Pension, post retirement and other benefits	12	17	16
Share-based payments, net	39	127	143
Total compensation expense	$ 424	$ 551	$ 646
Number of persons | persons	9	10	11